Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Unconstrained Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 20, 2020

to the Summary Prospectuses, Prospectuses and Statements of Additional Information

dated March 1, 2020, as supplemented

On March 16, 2020, the Board of Trustees of JPMorgan Trust I (the “Trust”) approved a change to the name of the JPMorgan International Unconstrained Equity Fund (the “Fund”). Effective April 20, 2020 (the “Effective Date”), the name of the Fund will change from “JPMorgan International Unconstrained Equity Fund” to “JPMorgan International Focus Fund.” On the Effective Date, all references in the Summary Prospectuses, Prospectuses and Statements of Additional Information to the “JPMorgan International Unconstrained Equity Fund” shall be replaced with the “JPMorgan International Focus Fund.”

On the Effective Date, the following changes will be made to each Summary Prospectus and/or the Prospectus:

The first two paragraphs of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of each Summary Prospectus and Prospectus and the “More About the Funds — Additional Information About the Funds’ Investment Strategies — International Unconstrained Equity” section of each Prospectus will be deleted and replaced with the following:

The Fund primarily invests in the equity securities of foreign companies, including those in emerging markets, and is generally not limited by any particular capitalization, style or sector, and may invest in any foreign country. While the Fund is generally not limited within its equity universe, it currently intends to focus on investing in mid to large capitalization companies in a diversified group of sectors and foreign countries. The Fund may deviate from its current intention, including by focusing on particular capitalization sizes, styles, sectors and/or foreign countries.

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets plus borrowings for investment purposes. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Under normal market conditions, the Fund will typically hold between 40 and 50 securities.

The first paragraph of the “Risk/Return Summary — The Fund’s Main Investment Risks” section of each Summary Prospectus will be deleted and replaced with the following:

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met. The adviser has great flexibility in selecting investments because the Fund is not limited by capitalization, sector or style. This increased flexibility may present greater investment risk than a fund with more rigid investment restrictions because the success of the adviser’s portfolio selections is dependent upon a greater number of variables.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

JPMorgan International Unconstrained Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Unconstrained Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 20, 2020

to the Summary Prospectuses, Prospectuses and Statements of Additional Information

dated March 1, 2020, as supplemented

On March 16, 2020, the Board of Trustees of JPMorgan Trust I (the “Trust”) approved a change to the name of the JPMorgan International Unconstrained Equity Fund (the “Fund”). Effective April 20, 2020 (the “Effective Date”), the name of the Fund will change from “JPMorgan International Unconstrained Equity Fund” to “JPMorgan International Focus Fund.” On the Effective Date, all references in the Summary Prospectuses, Prospectuses and Statements of Additional Information to the “JPMorgan International Unconstrained Equity Fund” shall be replaced with the “JPMorgan International Focus Fund.”

On the Effective Date, the following changes will be made to each Summary Prospectus and/or the Prospectus:

The first two paragraphs of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of each Summary Prospectus and Prospectus and the “More About the Funds — Additional Information About the Funds’ Investment Strategies — International Unconstrained Equity” section of each Prospectus will be deleted and replaced with the following:

The Fund primarily invests in the equity securities of foreign companies, including those in emerging markets, and is generally not limited by any particular capitalization, style or sector, and may invest in any foreign country. While the Fund is generally not limited within its equity universe, it currently intends to focus on investing in mid to large capitalization companies in a diversified group of sectors and foreign countries. The Fund may deviate from its current intention, including by focusing on particular capitalization sizes, styles, sectors and/or foreign countries.

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets plus borrowings for investment purposes. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Under normal market conditions, the Fund will typically hold between 40 and 50 securities.

The first paragraph of the “Risk/Return Summary — The Fund’s Main Investment Risks” section of each Summary Prospectus will be deleted and replaced with the following:

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met. The adviser has great flexibility in selecting investments because the Fund is not limited by capitalization, sector or style. This increased flexibility may present greater investment risk than a fund with more rigid investment restrictions because the success of the adviser’s portfolio selections is dependent upon a greater number of variables.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE